Business Acquisitions - Additional Information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 CAD ($)	Oct. 28, 2022	Apr. 01, 2022	Dec. 31, 2021 CAD ($)	Dec. 08, 2021 office
Disclosure of detailed information about business combination [line items]
Provisions	$ 21.3			$ 9.7
Measurement period adjustment net of acquisition additions	2.4
Measurement period adjustments recognized for deferred tax assets	21.9
Measurement period adjustments recognized for provisions	20.8
Measurement period adjustments recognized for other assets	3.6
Measurement period adjustments recognized for property and equipment	(2.3)
Aggregated individually immaterial business combinations
Disclosure of detailed information about business combination [line items]
Goodwill and intangible assets expected to be deductible for tax purposes	10.8
Provisions	23.7
Gross revenue earned	$ 42.6
Cardno acquisition
Disclosure of detailed information about business combination [line items]
Number of offices | office					85
L2P
Disclosure of detailed information about business combination [line items]
Number of employees		40
Barton Willmore LLP
Disclosure of detailed information about business combination [line items]
Number of employees			300